OPTIONS	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
OPTIONS
OPTIONS

NOTE 6 - OPTIONS

During the nine months period ended December 31, 2023, the Company recognized $14,733 in option expense leaving a balance of unrecognized option expense of $61,259.

The following sets forth the options granted and outstanding during the nine months ended December 31, 2023:

Weighted
		Weighted	Average
		Average	Remaining	Number of
		Exercise	Contract	Options	Intrinsic
	Options	Price	Life	Exercisable	Value
Outstanding at March 31, 2023	1,430,000	$0.28	3.81	930,000	$--
Granted		--	--	--	--
Exercised	--	--	--	--	--
Outstanding at December 31, 2023	1,430,000	$0.28	3.06	1,230,000	$60,000

The weighted average remaining life and intrinsic value of the options as of December 31, 2023, was 3.06 years and zero, respectively.

NOTE 7 – OPTIONS

The Company under its 2015 option plan issues options to various officers, directors, and consultants. The options vest in equal annual installments over a five year period with the first 20% vested when the options were granted. All of the options are exercisable at a purchase price based on the last trading price of the Company’s common stock on the date of grant and have a term of 10 years.

On April 1, 2016, the Company issued 40,000 options to a consultant under the 2015 option program. The options are exercisable into the Company’s common stock at $0.30 per share, have term of 10 years and vest in 5 equal annual installments with the first installment vesting on the date of grant. This award to a nonemployee is revalued at each reporting period until completion of services.

On April 1, 2016, the Company entered a consulting agreement under which the consultant was granted 30,000 options. In addition, the consultant received additional option grants of 30,000 options on April 1, 2017 and 40,000 options on April 1, 2018. The options are exercisable into the Company’s common stock at $0.30 per share, have term of 10 years and vest in 5 equal annual installments with the first installment vesting on the date of grant.

On July 20, 2016, the Company granted from the 2015 Option Program 300,000 options each to three officers and directors for a total of 900,000 options being granted. The options are exercisable into the Company’s common stock at an exercise price of $0.301 per share and were vested and expensed at the date of issuance. The fair value at date of granted was determined to be $484,205.

On April 1, 2018, the Company granted from the 2015 Option Program 40,000 options to one consultant. The options are exercisable into the Company’s common stock at an exercise price of $0.25 per share and were vested and expensed at the date of issuance. The fair value at date of granted was determined to be $9,991.

On November 17, 2022 the Company issued 500,000 options to one individual with an exercise price of $0.18 per share. The options have a 5 year life and vested 250,000 options at inception and 25,000 options per month thereafter until fully vested. The options were fair valued using a volatility of 250%, discount rate of 4.35% at $114,531 to be amortized over the 5 year period.

During the years ended March 31, 2023 and 2022, the Company expensed $72,000 and zero, respectively related to its option awards. The unrecognized future balance to be expensed over the remaining vesting term of the options is 26,219 as of March 31, 2023.

The following sets forth the options granted and outstanding during the years ended March 31, 2023 and 2022:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Number of Options Exercisable	Intrinsic Value
Outstanding at March 31, 2021	1,405,000	$0.34	4.80	1,405,000	$-
Granted	-	-	-	-	-
Exercised	-	-	-	-	-
Forfeited	(475,000)	-		(475,000)	-
Outstanding at March 31, 2022	930,000	$0.34	3.80	930,000	$-
Granted	500,000	0.18	4.75	-	-
Exercised	-	-	-	-	-
Forfeited	-	-	-	-	--
Outstanding at March 31, 2023	1,430,000	$0.28	3.81	930,000	$-